LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Long Term Prepayments Deposits And Other Assets [Abstract]
Amortization expenses of other long-term assets	$ 4,439	$ 7,288